UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                    --------------

                                 THE GALAXY FUND
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Joseph R. Palombo, President
                              One Financial Center
                                BOSTON, MA 02111
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                           --------------

                    Date of fiscal year end: OCTOBER 31, 2003
                                            ------------------
                    Date of reporting period: APRIL 30, 2003
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHICS OMITTED - ACORN, COLUMN, MITRE, HANDSHAKE]

     GALAXY INSTITUTIONAL MONEY MARKET FUNDS

Galaxy Funds

SEMI-ANNUAL REPORT
April 30, 2003

Galaxy Institutional Government
Money Market Fund

Galaxy Institutional
Money Market Fund

Galaxy Institutional Treasury
Money Market Fund


                                                   [LOGO OMITTED - GALAXY FUNDS}

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

U.S. AGENCY OBLIGATIONS - 61.87%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 24.36%

 $3,462,000     1.92%, 05/02/03 (A)..............  $   3,461,815
 15,000,000     1.23%, 05/14/03 (A)..............     14,993,365
 20,000,000     1.27%, 05/14/03 (A)..............     19,990,864
 40,000,000     1.17%, 06/09/03 (B)..............     39,997,636
 40,000,000     1.20%, 01/20/04 (B)..............     39,985,579
  5,000,000     1.28%, 02/06/04 (A)..............      4,950,044
 10,000,000     1.38%, 05/07/04 .................     10,000,000
                                                   -------------
                                                     133,379,303
                                                   -------------

                FEDERAL HOME LOAN BANK  - 22.36%

 13,286,000     1.25%, 05/01/03 (A)..............     13,286,000
  6,500,000     1.33%, 05/28/03 (A)..............      6,493,516
 50,000,000     1.09%, 12/12/03 (B)..............     49,976,270
 15,000,000     1.18%, 01/06/04 (B)..............     14,996,114
 10,000,000     1.30%, 04/13/04 .................     10,000,000
 10,000,000     4.88%, 04/16/04 .................     10,337,049
  5,000,000     1.34%, 05/07/04 .................      5,000,000
 12,300,000     1.38%, 05/21/04 .................     12,300,000
                                                   -------------
                                                     122,388,949
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 10.03%

 10,000,000     1.91%, 05/22/03 (A)..............      9,988,858
  2,716,000     1.69%, 06/03/03 (A)..............      2,711,793
  2,352,000     1.69%, 06/19/03 (A)..............      2,346,590
 20,000,000     1.29%, 07/18/03 (A)..............     19,944,100
 20,000,000     1.23%, 08/14/03 (A)..............     19,928,250
                                                   -------------
                                                      54,919,591
                                                   -------------

                FEDERAL FARM CREDIT BANK  - 3.29%

 18,000,000     1.17%, 10/03/03 (B)..............     17,997,325
                                                   -------------

                STUDENT LOAN MARKETING ASSOCIATION  - 1.83%

 10,000,000     1.40%, 02/20/04 .................     10,000,000
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS....    338,685,168
                                                   -------------
                (Cost $338,685,168)

 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS - 38.06%

$108,306,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.33%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $108,310,001
                (Collateralized by U.S. Agency
                Obligations, 2.30% - 6.25%
                Due 05/21/2003 - 11/29/2019;
                Total Par $98,283,111
                Market Value $110,473,305).......  $ 108,306,000
 100,000,000    Repurchase Agreement with:
                UBS Finance
                1.34%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $100,003,722
                (Collateralized by U.S. Agency
                Obligations, 1.18% - 5.02%
                Due 04/08/2004 - 03/20/2013;
                Total Par $101,872,500
                Market Value $102,002,117).......    100,000,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENTS......    208,306,000
                                                   -------------
                (Cost $208,306,000)
  SHARES
  ------

INVESTMENT COMPANY - 0.12%

     679,813    Dreyfus Cash Management
                Money Market Fund................        679,813
                                                   -------------
                TOTAL INVESTMENT COMPANY.........        679,813
                                                   -------------
                (Cost $679,813)
TOTAL INVESTMENTS - 100.05%......................    547,670,981
                                                   -------------
(Cost $547,670,981)*
NET OTHER ASSETS AND LIABILITIES - (0.05)%.......       (285,302)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 547,385,679
                                                   =============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

COMMERCIAL PAPER - 26.61%

                FINANCE - 25.72%

$17,713,000     Amstel Funding Corp.
                1.28%, 05/05/03 (A) (E)..........  $  17,710,481
 50,000,000     Falcon Asset Securities Corp.
                1.27%, 05/19/03 (A) (E)..........     49,968,250
 44,000,000     Falcon Asset Securities Corp.
                1.26%, 05/22/03 (A) (E)..........     43,967,660
 50,000,000     Fountain Square Commercial
                Funding Corp.
                1.26%, 05/23/03 (A) (E)..........     49,961,500
 50,000,000     Fountain Square Commercial
                Funding Corp.
                1.26%, 06/23/03 (A) (E)..........     49,907,250
 40,000,000     Goldman Sachs Group, Inc.
                1.18%, 05/09/03 (A)..............     39,989,511
 35,000,000     Goldman Sachs Group, Inc.
                1.25%, 05/20/03 (A)..............     34,976,910
 19,000,000     Govco, Inc.
                1.28%, 05/15/03 (A) (E)..........     18,990,542
 50,000,000     Jupiter Securities Corp.
                1.26%, 05/16/03 (A) (E)..........     49,973,750
 50,000,000     Jupiter Securities Corp.
                1.27%, 05/23/03 (A) (E)..........     49,961,194
 50,000,000     Morgan Stanley & Co., Inc.
                1.26%, 05/07/03 (A)..............     49,989,500
 49,000,000     Old Line Funding Corp.
                1.26%, 05/05/03 (A) (E)..........     48,993,140
 25,088,000     Old Line Funding Corp.
                1.25%, 05/16/03 (A) (E)..........     25,074,934
 30,000,000     Preferred Receivables Funding Corp.
                1.26%, 05/21/03 (A) (E)..........     29,979,000
 50,000,000     Variable Funding Capital Corp.
                1.25%, 05/07/03 (A) (E)..........     49,989,583
 37,611,000     Variable Funding Capital Corp.
                1.28%, 05/14/03 (A) (E)..........     37,593,615
 25,000,000     Windmill Funding Corp.
                1.25%, 05/02/03 (A) (E)..........     24,999,132
 50,000,000     Windmill Funding Corp.
                1.25%, 06/03/03 (A) (E)..........     49,942,708
                                                   -------------
                                                     721,968,660
                                                   -------------

                CONSUMER STAPLES - 0.89%

 25,000,000     Johnson & Johnson
                1.16%, 08/19/03 (A) (E)..........     24,911,389
                                                   -------------
                TOTAL COMMERCIAL PAPER...........    746,880,049
                                                   -------------
                (Cost $746,880,049)

CORPORATE NOTES AND BONDS - 19.25%


                FINANCE - 17.71%

 10,000,000     American Express Centurion, BN
                1.30%, 05/23/03 (B)..............     10,000,000
 34,000,000     American Express Centurion, BN
                1.30%, 10/07/03 (B)..............     34,000,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                FINANCE (CONTINUED)

 $43,000,000    American Express Credit,
                Senior Note
                Series B, MTN
                1.33%, 04/05/04 (B)..............  $  43,000,000
 24,171,000     Associates Corp. of North America
                Senior Note
                5.75%, 11/01/03 .................     24,649,545
 10,000,000     Associates Corp. of North America
                Senior Note
                5.80%, 04/20/04 .................     10,427,622
  1,000,000     Autumn House, Series 2003
                1.40%, 02/01/28 (B)
                LOC: SunTrust Bank, N.A..........      1,000,000
 35,000,000     Bank One Corp., Senior Note
                Series B, MTN
                1.56%, 09/11/03 (B)..............     35,036,841
 24,000,000     Bank One N.A. Illinois, BN
                1.34%, 09/17/03 (B)..............     24,010,612
 25,000,000     Bank One N.A. Illinois, BN
                1.32%, 04/13/04 (B)..............     25,020,330
  4,085,000     Central Ohio Medical Textile
                Series 2003
                1.35%, 03/01/23 (B)
                LOC: National City Bank..........      4,085,000
 12,210,000     Citigroup, Inc.
                5.70%, 02/06/04 .................     12,618,232
 15,000,000     Citigroup, Inc.
                1.54%, 03/09/04 (B)..............     15,036,095
  2,125,000     Corporate Finance Managers
                1.40%, 02/02/43 (B)
                LOC: Wells Fargo Bank, N.A.......      2,125,000
  5,490,000     ETC Holdings LLC
                1.35%, 04/01/28 (B)
                LOC: U.S. Bank, N.A..............      5,490,000
  2,410,000     Fe LLC, Series A
                1.31%, 04/01/28 (B)
                LOC: Fifth Third Bank............      2,410,000
 15,000,000     General Electric Capital Corp.
                1.34%, 04/08/04 (B)..............     15,000,000
 20,000,000     General Electric Capital Corp., MTN
                1.35%, 03/17/04 (B)..............     20,000,000
 12,500,000     General Electric Capital Corp.,
                Series A, MTN
                1.40%, 10/22/03 (B)..............     12,505,103
  1,700,000     Green St. Surgery Center
                Series 2003
                1.35%, 03/01/23 (B)
                LOC: National City Bank..........      1,700,000
  3,300,000     Marsh Enterprises LLC
                1.31%, 01/01/28 (B)
                LOC: Fifth Third Bank............      3,300,000
 15,000,000     MBIA Global Funding LLC, MTN
                1.31%, 11/17/03 (B) (D)..........     15,000,000
 40,000,000     MBIA Global Funding LLC, MTN
                1.31%, 04/02/04 (B) (D)..........     40,000,000
  4,125,000     Morgan Stanley
                5.63%, 01/20/04 .................      4,252,335
 17,500,000     Morgan Stanley, Senior Note, MTN
                1.55%, 05/05/03 (B)..............     17,500,417
 10,000,000     National City Bank, BN
                1.24%, 10/03/03 (B)..............      9,999,151


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                FINANCE (CONTINUED)

$25,000,000     National City Bank, BN
                1.36%, 11/14/03 (B)..............  $  25,010,923
 16,580,000     SDB Private Residence Hall
                1.35%, 03/01/28 (B)
                LOC: U.S. Bank, N.A..............     16,580,000
 25,000,000     Toyota Motor Credit Corp., MTN
                1.25%, 07/25/03 (B)..............     25,000,000
 10,000,000     Toyota Motor Credit Corp., MTN
                1.27%, 11/24/03 (B)..............     10,000,000
  3,000,000     Vancouver Clinic Building
                1.35%, 02/13/23 (B)
                LOC: U.S. Bank, N.A..............      3,000,000
 29,300,000     Wells Fargo Bank, N.A., BN
                1.26%, 11/24/03 (B)..............     29,300,000
                                                   -------------
                                                     497,057,206
                                                   -------------

                TECHNOLOGY - 1.07%

 30,000,000     IBM Corp., MTN
                1.27%, 09/08/03 (B)..............     29,998,906
                                                   -------------

                UTILITY - 0.28%

  8,000,000     South Central Communication
                1.31%, 04/01/18 (B)
                LOC: Fifth Third Bank............      8,000,000
                                                   -------------

                CONSUMER STAPLES - 0.19%

  5,095,000     Unilever Capital Corp.
                6.75%, 11/01/03 .................      5,224,798
                                                   -------------
                TOTAL CORPORATE NOTES AND BONDS..    540,280,910
                                                   -------------
                (Cost $540,280,910)

MUNICIPAL SECURITIES - 18.79%


                ARKANSAS - 0.25%

  7,000,000     Union County, IDR
                Del-Tin Fiber Project
                1.35%, 10/01/27 (C)
                LOC: Bank One, N.A...............      7,000,000
                                                   -------------

                CALIFORNIA - 6.58%

 11,000,000     Access to Loans for Learning
                Student Loan Corp.
                Student Loan, Series II-A6
                1.32%, 07/01/36 (C)
                LOC: State Street Bank & Trust Co.    11,000,000
 36,000,000     Antelope Valley Health
                Care District
                Series A
                1.35%, 09/01/17 (C)
                LOC: JPMorgan Chase Bank.........     36,000,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                CALIFORNIA (CONTINUED)

 $35,000,000    California State Department of
                Water Resources
                Power Supply Revenue
                Series C-1
                1.35%, 05/01/22 (C)
                LOC: Dexia Credit Local de France  $  35,000,000
 26,900,000     California State Department of
                Water Resources
                Power Supply Revenue
                Series C-3
                1.35%, 05/01/22 (C)
                Insured: AMBAC
                SPA: JPMorgan Chase Bank.........     26,900,000
 14,360,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                Los Angeles International Airports
                1.31%, 12/01/25 (C)
                LOC: Societe Generale............     14,360,000
 18,600,000     Orange County Board of Education
                Esplanade Project, COP
                1.40%, 06/01/32 (C)
                Insured: FSA
                LOC: Dexia Credit Local de France     18,600,000
 12,400,000     Sacramento County
                1.31%, 07/01/20 (C)
                LOC: Bayerische Landesbank GZ....     12,400,000
  3,030,000     Sacramento Housing Authority
                Multi-Family Housing Revenue
                Natomas Fort
                1.35%, 04/15/36 (C)
                LIQ FAC: FNMA....................      3,030,000
 13,250,000     San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                1.35%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........     13,250,000
  8,000,000     San Jose Redevelopment Agency
                Merged Area, Series G
                1.30%, 08/01/29 (C)
                LOC: Bank of New York............      8,000,000
  6,100,000     San Jose Redevelopment Agency
                Merged Area, Series H
                1.30%, 08/01/29 (C)
                LOC: Bank of New York............      6,100,000
                                                   -------------
                                                     184,640,000
                                                   -------------

                FLORIDA - 0.99%

  3,000,000     Collier County,
                Health Care Facilities
                Cleveland Clinic Health
                Series C-1
                1.35%, 01/01/35 (C)
                LOC: JPMorgan Chase Bank.........      3,000,000
  1,400,000     Collier County, IDA,
                Health Care Facilities
                Community Health, Series B
                1.45%, 11/01/19 (C)
                LOC: First Union National Bank...      1,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                FLORIDA (CONTINUED)

$10,440,000     Dade County, Expressway Authority
                Toll System Revenue
                1.40%, 07/01/19 (C)
                Insured: FGIC
                SPA: FGIC SPI....................  $  10,440,000
  5,500,000     Florida Housing Finance Corp.
                Affordable Housing, Series A
                1.30%, 01/01/47 (C)
                Insured: AMBAC
                SPA: Dexia Credit Local de France      5,500,000
  7,545,000     Orange County School Board, COP
                Series B
                1.35%, 08/01/25 (C)
                Insured: AMBAC
                SPA: SunTrust Bank, N.A..........      7,545,000
                                                   -------------
                                                      27,885,000
                                                   -------------

                GEORGIA - 0.59%

  7,485,000     De Kalb County Development Authority
                Emory University Project
                1.35%, 05/08/03 .................      7,485,000
  9,045,000     Private Colleges &
                Universities Authority
                Emory University Project, Series B
                1.35%, 11/01/29 (C)..............      9,045,000
                                                   -------------
                                                       16,530,000
                                                   -------------

                ILLINOIS - 0.10%

  1,700,000     Illinois Housing Development Authority
                Multi-Family Housing Project, Series A
                1.31%, 09/01/26 (C)
                Insured: AMBAC
                SPA: Bank One, N.A...............      1,700,000
  1,000,000     Illinois Student Assistance
                Community Student Loan, Series B
                1.32%, 03/01/16 (C)
                LOC: Bank of America, Illinois...      1,000,000
                                                   -------------
                                                       2,700,000
                                                   -------------

                INDIANA - 0.04%

  1,000,000     Indiana Health Facility
                Financing Authority
                Golden Years Project, Series B
                1.40%, 06/01/12 (C)
                LOC: Wells Fargo Bank N.A........      1,000,000
                                                   -------------

                KENTUCKY - 0.61%

 17,100,000     Breckinridge County Lease Program
                Association Counties Leasing Trust
                Series A
                1.35%, 02/01/32 (C)
                LOC: U.S. Bank, N.A..............     17,100,000
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----

                LOUISIANA - 2.19%

$11,600,000     Lake Charles Harbor & Terminal District
                Port Improvement, AMT
                1.40%, 01/01/19 (C)
                LOC: Dexia Credit Local de France  $  11,600,000
 50,000,000     New Orleans Pension Revenue
                1.40%, 09/01/30 (C)
                Insured: AMBAC
                SPA: Bank One Louisiana..........     50,000,000
                                                   -------------
                                                      61,600,000
                                                   -------------

                MARYLAND - 0.41%

  1,000,000     Baltimore Community Development
                Financing Corp.
                1.34%, 08/15/30 (C)
                Insured: MBIA
                SPA: First Union National Bank...      1,000,000
  3,795,000     Baltimore County
                Oak Crest Village Project
                Series B
                1.33%, 01/01/29 (C)
                LOC: First Union National Bank...      3,795,000
  2,890,000     Maryland State HEFA
                Charlestown Project, Series B
                1.35%, 01/01/28 (C)
                LOC: First Union National Bank...      2,890,000
  3,700,000     Maryland State HEFA
                Glen Meadows Retirement, Series B
                1.35%, 07/01/29 (C)
                LOC: First Union National Bank...      3,700,000
                                                   -------------
                                                      11,385,000
                                                   -------------

                MICHIGAN - 0.29%

  1,700,000     Detroit, Series B, GO
                1.30%, 05/01/05 (C)
                LOC: Bank One, N.A...............      1,700,000
  6,480,000     Michigan State University
                Series B
                1.35%, 08/15/22 (C)
                SPA: Dexia Credit Local de France      6,480,000
                                                   -------------
                                                       8,180,000
                                                   -------------

                MINNESOTA - 0.50%

  3,235,000     Eagan Multi-Family Housing Revenue
                Thomas Lake, Series A-2
                1.40%, 03/15/33 (C)
                LIQ FAC: FNMA....................      3,235,000
 10,800,000     Fairview Hospital and
                Healthcare Services
                Series A, ACES
                1.30%, 11/01/15 (C)
                Insured: MBIA
                SPA: U.S. Bank, N.A..............     10,800,000
                                                   -------------
                                                      14,035,000
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                MISSOURI - 0.42%

$10,000,000     Missouri State HEFA
                Stowers Medical Research Facilities
                1.35%, 07/01/36 (C)
                Insured: MBIA
                SPA: Toronto-Dominion Bank.......  $  10,000,000
  1,800,000     St. Louis IDA
                Multi-Family Housing Revenue
                Metro Lofts, Series B
                1.40%, 03/15/36 (C)
                LIQ FAC: FNMA....................      1,800,000
                                                   -------------
                                                      11,800,000
                                                   -------------

                NEVADA - 0.07%

  2,000,000     Nevada Housing Division
                Multi-Unit Housing, Series B
                1.31%, 07/01/32 (C)
                LOC: U.S. Bank, N.A..............      2,000,000
                                                   -------------

                NEW JERSEY - 0.54%

 15,115,000     Bergen County, BAN
                1.85%, 06/11/03 .................     15,114,648
                                                   -------------

                NEW YORK - 3.16%

 12,795,000     New York City
                Series B, GO
                1.32%, 07/02/03
                Insured: FGIC....................     12,795,000
 21,055,000     New York City
                Series B, GO
                1.32%, 07/02/03
                Insured: FGIC....................     21,055,000
 14,600,000     New York City
                Series H-7
                1.32%, 07/02/03
                Insured: FGIC....................     14,600,000
  5,000,000     New York City
                Series H-7, GO
                1.32%, 07/02/03
                Insured: FGIC....................      5,000,000
 15,435,000     New York City
                Series H-7, GO
                1.32%, 07/02/03
                Insured: FGIC....................     15,435,000
 15,700,000     New York City Municipal
                Water Finance Authority
                Water & Sewer System Revenue
                Series 2003 C-3
                1.40%, 06/15/18 (C)
                LIQ FAC: Bank of New York........     15,700,000
  2,300,000     New York State HFA
                East 39th Street Housing, Series B
                1.32%, 11/15/31 (C)
                Insured: FNMA....................      2,300,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                NEW YORK (CONTINUED)

 $1,720,000     New York State HFA, Series B
                1.32%, 05/15/31 (C)
                Insured: FNMA....................  $   1,720,000
                                                   -------------
                                                      88,605,000
                                                   -------------

                PENNSYLVANIA - 0.35%

  9,855,000     Donegal Crossing LLC
                1.37%, 08/15/27 (C)
                Insured: FHLB....................      9,855,000
                                                   -------------

                TEXAS - 0.70%

  6,800,000     Bell County HFDC
                Scott & White Memorial Hospital
                Series B-2
                1.35%, 08/15/29 (C)
                Insured: MBIA
                SPA: Chase Bank of Texas, N.A....      6,800,000
 13,000,000     Harris County,
                Houston Sports Authority
                Special Revenue, Junior Lien
                National Football League, Series E
                1.45%, 11/15/30 (C)
                Insured: MBIA
                SPA: JPMorgan Chase Bank.........     13,000,000
                                                   -------------
                                                      19,800,000
                                                   -------------

                VIRGINIA - 0.22%

  6,270,000     Norfolk Parking Facility Improvement
                Systems, Series A
                1.40%, 02/01/09 (C)
                LOC: Bank of America, N.A........      6,270,000
                                                   -------------

                WASHINGTON - 0.78%

 15,000,000     Energy Northwest Electric Revenue
                Project No. 3, Series E
                1.35%, 07/01/17 (C)
                LOC: JPMorgan Chase Bank.........     15,000,000
  6,825,000     Washington State HFC
                Multi-Family Housing Revenue
                Heatherwood Apartments, Series B
                1.35%, 01/01/35 (C)
                LOC: U.S. Bank, N.A..............      6,825,000
                                                   -------------
                                                      21,825,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES.......    527,324,648
                                                   -------------
                (Cost $527,324,648)

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

CERTIFICATES OF DEPOSIT - 13.54%

$50,000,000     Bank of New York
                1.28%, 02/10/04 (B)..............  $  50,000,000
 25,000,000     Bank One, N.A.
                1.51%, 05/10/04 .................     25,064,370
 50,000,000     Barclays Bank, Yankee
                1.26%, 06/23/03 .................     50,000,000
 70,000,000     Canadian Imperial Bank, Yankee
                1.33%, 04/15/04 (B)..............     70,000,000
 20,000,000     Credit Suisse First Boston N.Y.,
                Yankee
                1.29%, 07/25/03 (B)..............     20,000,000
 25,000,000     First Tennessee Bank
                1.28%, 02/04/04 (B)..............     24,996,046
 30,000,000     Rabobank Nederland NV, Yankee
                1.33%, 04/19/04 .................     30,000,000
 50,000,000     Societe General, Yankee
                1.27%, 06/02/03 .................     50,000,000
 20,000,000     Toronto Dominion Bank, Yankee
                1.27%, 06/05/03 .................     20,000,192
 40,000,000     Toronto Dominion Bank, Yankee
                1.27%, 06/09/03 .................     40,000,432
                                                   -------------
                TOTAL CERTIFICATES OF DEPOSIT....    380,061,040
                                                   -------------
                (Cost $380,061,040)

TIME DEPOSITS - 8.91%

100,000,000     Royal Bank of Canada
                1.36%, 05/01/03 .................    100,000,000
 50,000,000     Societe General
                1.35%, 05/01/03 .................     50,000,000
100,000,000     State Street Bank
                1.35%, 05/01/03 .................    100,000,000
                                                   -------------
                TOTAL TIME DEPOSITS..............    250,000,000
                                                   -------------
                (Cost $250,000,000)

U.S. AGENCY OBLIGATIONS - 8.24%

                         FEDERAL HOME LOAN BANK - 4.63%

 40,000,000     1.50%, 02/03/04 .................     40,000,000
 25,000,000     1.30%, 04/13/04 .................     25,000,000
 24,000,000     1.31%, 04/13/04 .................     24,000,000
 17,000,000     4.88%, 04/16/04 .................     17,572,983
 23,500,000     1.34%, 05/07/04 .................     23,500,000
                                                   -------------
                                                     130,072,983
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.81%

$25,000,000     5.13%, 02/13/04 .................  $  25,734,021
 25,000,000     1.38%, 05/07/04 .................     25,000,000
                                                   -------------
                                                      50,734,021
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.80%

 25,000,000     1.50%, 02/04/04, MTN.............     25,000,000
 25,000,000     3.75%, 04/15/04, MTN.............     25,567,013
                                                   -------------
                                                      50,567,013
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS....    231,374,017
                                                   -------------
                (Cost $231,374,017)

REPURCHASE AGREEMENTS - 4.56%

 76,838,000     Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.33%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $76,840,839
                (Collateralized by U.S. Agency
                Obligations, 2.30% - 6.25%
                Due 05/21/2003 - 11/29/2019;
                Total Par $69,727,233
                Market Value $78,375,601)........     76,838,000
 51,121,000     Repurchase Agreement with:
                Greenwich Capital Markets
                1.35%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $51,122,917
                (Collateralized by U.S. Agency
                Obligations, 2.13% - 7.63%
                Due 07/01/2003 - 05/01/2013;
                Total Par $48,423,089
                Market Value $52,144,459)........     51,121,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENTS......    127,959,000
                                                   -------------
                (Cost $127,959,000)

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 SHARES                                                 VALUE
 ------                                                 -----

INVESTMENT COMPANIES - 0.02%

      3,831     Dreyfus Cash Management
                Money Market Fund................  $        3,831
    500,534     Federated Prime Obligations
                Money Market Trust Fund..........         500,534
                                                   --------------
                TOTAL INVESTMENT COMPANIES.......         504,365
                                                   --------------
                (Cost $504,365)
TOTAL INVESTMENTS - 99.92%.......................   2,804,384,029
                                                   --------------
(Cost $2,804,384,029)*

NET OTHER ASSETS AND LIABILITIES - 0.08%.........       2,123,680
                                                   --------------
NET ASSETS - 100.00%.............................  $2,806,507,709
                                                   ==============

----------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2003.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2003.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On April 30, 2003, these securities amounted to $55,000,000 or 1.96% of net assets.
(E) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. On April 30, 2003, these securities amounted to $621,924,128 or 22.16% of net assets.
ACES     Automatically Convertible Securities
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
BN       Bank Note
COP      Certificate of Participation
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
HFC      Housing Finance Commission
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.44%

                U.S. TREASURY NOTES - 16.69%

$100,000,000    5.50%, 05/31/03 ................. $  100,311,206
  25,000,000    5.25%, 08/15/03 .................     25,253,358
 200,000,000    2.75%, 09/30/03 .................    200,777,206
 100,000,000    4.25%, 11/15/03 .................    101,323,372
  60,000,000    3.00%, 11/30/03 .................     60,512,603
  50,000,000    3.00%, 02/29/04 .................     50,701,978
 185,000,000    3.63%, 03/31/04 .................    189,008,718
                                                  --------------
                                                     727,888,441
                                                  --------------

                           U.S. TREASURY BILLS - 9.16%

 200,000,000    1.23%, 05/08/03 (A)..............    199,952,166
 100,000,000    1.23%, 05/15/03 (A)..............     99,952,361
 100,000,000    1.29%, 05/29/03 (A)..............     99,899,667
                                                  --------------
                                                     399,804,194
                                                  --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.96%

 100,000,000    1.91%, 05/30/03 (A)..............     99,846,139
 205,000,000    1.20%, 01/20/04 (B)..............    204,925,468
  25,163,000    1.28%, 02/06/04 (A)..............     24,911,594
  59,302,000    5.13%, 02/13/04 .................     61,053,009
                                                  --------------
                                                     390,736,210
                                                  --------------

                         FEDERAL HOME LOAN BANK - 5.50%

 215,000,000    1.18%, 01/06/04 (B)..............    214,944,560
  25,000,000    1.30%, 04/13/04 .................     25,000,000
                                                  --------------
                                                     239,944,560
                                                  --------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.90%

  75,000,000    1.19%, 06/18/03 (A)..............     74,877,000
  50,000,000    5.25%, 02/15/04 .................     51,520,775
                                                  --------------
                                                     126,397,775
                                                  --------------

                FEDERAL FARM CREDIT BANK - 0.23%

  10,000,000    1.14%, 04/14/04 (B)..............      9,994,983
                                                  --------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS...............  1,894,766,163
                                                  --------------
                (Cost $1,894,766,163)

 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS - 56.48%

$200,000,000    Repurchase Agreement with:
                Bank of America
                1.27%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $200,007,056
                (Collateralized by
                U.S. Treasury Note &
                Inflationary Index, 2.13% - 3.63%
                Due 08/31/2004 - 01/15/2008;
                Total Par $186,861,000
                Market Value $204,000,416)....... $  200,000,000
 600,000,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.27%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $600,021,167
                (Collateralized by
                U.S. Treasury Note, 6.50%
                Due 05/15/2005;
                Total Par $542,740,000
                Market Value $612,002,593).......    600,000,000
  63,948,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.33%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $63,950,363
                (Collateralized by U.S. Agency
                Obligations, 2.30% - 6.25%
                Due 05/21/2003 - 11/29/2019;
                Total Par $58,030,104
                Market Value $65,227,660)........     63,948,000
 700,000,000    Repurchase Agreement with:
                Greenwich Capital Markets
                1.27%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $700,024,694
                (Collateralized by U.S. Treasury
                Notes, 3.62% - 7.87%
                Due 07/31/2003 - 02/15/2012;
                Total Par $649,571,000
                Market Value $714,000,732).......    700,000,000
 200,000,000    Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.26%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $200,007,000
                (Collateralized by U.S. Treasury
                Notes, 1.87% - 3.62%
                Due 03/31/2004 - 09/30/2004;
                Total Par $199,636,000
                Market Value $204,002,341).......    200,000,000
 200,000,000    Repurchase Agreement with:
                State Street Corp.
                1.26%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $200,007,000
                (Collateralized by U.S. Treasury
                Notes, 1.50% - 2.00%
                Due 11/30/2004 - 02/28/2005;
                Total Par $201,350,000
                Market Value $204,017,236).......    200,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENTS (CONTINUED)

$500,000,000    Repurchase Agreement with:
                UBS Finance
                1.27%, Due 05/01/2003,
                dated 04/30/2003
                Repurchase Price $500,017,639
                (Collateralized by
                U.S. Treasury Note, 1.88%
                Due 09/30/2004;
                Total Par $505,575,000
                Market Value $510,000,028)....... $  500,000,000
                                                  --------------
                TOTAL REPURCHASE AGREEMENTS......  2,463,948,000
                                                  --------------
                (Cost $2,463,948,000)
TOTAL INVESTMENTS - 99.92%.......................  4,358,714,163
                                                  --------------
(Cost $4,358,714,163)*
NET OTHER ASSETS AND LIABILITIES - 0.08%.........      3,536,608
                                                  --------------
NET ASSETS - 100.00%............................. $4,362,250,771
                                                  ==============

----------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

                                                                  INSTITUTIONAL                    INSTITUTIONAL
                                                                    GOVERNMENT    INSTITUTIONAL       TREASURY
                                                                   MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                                       FUND            FUND             FUND
                                                                  --------------  --------------   --------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2)..................     $  339,364,981  $2,676,425,029   $1,894,766,163
     Repurchase agreement....................................        208,306,000     127,959,000    2,463,948,000
                                                                  --------------  --------------   --------------
       Total Investments at value............................        547,670,981   2,804,384,029    4,358,714,163
   Cash......................................................                 31             800              648
   Interest and dividends receivable.........................            237,035       3,736,834        8,123,799
   Deferred Trustees Compensation Plan.......................             11,671          18,347           69,990
                                                                  --------------  --------------   --------------
     Total Assets............................................        547,919,718   2,808,140,010    4,366,908,600
                                                                  --------------  --------------   --------------

LIABILITIES:
   Distributions payable.....................................            422,181       1,231,603        3,283,729
   Payable to Fleet and affiliates...........................             64,152         305,294        1,026,870
   Trustees' fees and expenses payable (Note 3)..............              1,691           7,082           39,555
   Deferred Trustees' fees (Note 3)..........................             11,671          18,347           69,990
   Accrued expenses and other payables.......................             34,344          69,975          237,685
     Total Liabilities.......................................            534,039       1,632,301        4,657,829
                                                                  --------------  --------------   --------------
NET ASSETS...................................................     $  547,385,679  $2,806,507,709   $4,362,250,771
                                                                  ==============  ==============   ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)........................................     $      547,386  $    2,806,510   $    4,362,239
   Paid-in capital in excess of par value....................        546,838,296   2,803,695,708    4,357,804,423
   Undistributed net investment income.......................              5,151             659           67,756
   Accumulated net realized gain (loss) on investments sold..             (5,154)          4,832           16,353
                                                                  --------------  --------------   --------------
TOTAL NET ASSETS.............................................     $  547,385,679  $2,806,507,709   $4,362,250,771
                                                                  ==============  ==============   ==============

Class I Shares:
   Net assets................................................     $  484,299,452  $2,493,226,164   $4,275,651,313
   Shares of beneficial interest outstanding.................        484,299,537   2,493,228,641    4,275,615,679
                                                                  --------------  --------------   --------------
   NET ASSET VALUE, offering and redemption price per share..     $         1.00  $         1.00   $         1.00
                                                                  ==============  ==============   ==============

Class II Shares:
   Net assets................................................     $   39,589,317  $  252,343,810   $    3,055,593
   Shares of beneficial interest outstanding.................         39,589,311     252,343,337        3,055,611
                                                                  --------------  --------------   --------------
   NET ASSET VALUE, offering and redemption price per share..     $         1.00  $         1.00   $         1.00
                                                                  ==============  ==============   ==============

Class III Shares:
   Net assets................................................     $   23,496,910  $   60,937,735   $   83,543,865
   Shares of beneficial interest outstanding.................         23,496,908      60,937,718       83,567,399
                                                                  --------------  --------------   --------------
   NET ASSET VALUE, offering and redemption price per share..     $         1.00  $         1.00   $         1.00
                                                                  ==============  ==============   ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                                  INSTITUTIONAL                    INSTITUTIONAL
                                                                    GOVERNMENT    INSTITUTIONAL       TREASURY
                                                                   MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                                       FUND            FUND             FUND
                                                                  --------------  --------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)........................................      $   2,582,631   $   13,150,789   $   32,779,825
   Dividends (Note 2).......................................             56,501          195,338               --
                                                                  -------------   --------------   --------------
     Total investment income................................          2,639,132       13,346,127       32,779,825
                                                                  -------------   --------------   --------------

EXPENSES:
   Investment advisory fee (Note 3).........................            381,454        1,906,507        4,778,083
   Administration fee (Note 3)..............................            127,808          638,750        1,600,925
   Custodian fee............................................              9,816           10,274           25,775
   Fund accounting fee (Note 3).............................             30,616           72,736           70,808
   Professional fees (Note 3)...............................             13,651           35,397           96,888
   Shareholder servicing fees (Note 3)......................             11,395           93,783          100,037
   Transfer agent fee (Note 3)..............................              2,457            3,131           44,589
   Trustees' fees and expenses (Note 3).....................              3,946           17,640           70,092
   Reports to shareholders..................................                418           14,335           24,585
   Miscellaneous............................................             21,963           39,573           90,925
                                                                 --------------   --------------   --------------
     Total expenses before reimbursement/waiver (Note 4)....            603,524        2,832,126        6,902,707
                                                                 --------------   --------------   --------------
     Less: reimbursement/waiver (Note 4)....................           (135,313)      (1,185,994)         (11,451)
                                                                 --------------   --------------   --------------
     Total expenses net of reimbursement/waiver.............            468,211        1,646,132        6,891,256
                                                                 --------------   --------------   --------------
NET INVESTMENT INCOME.......................................          2,170,921       11,699,995       25,888,569
                                                                 --------------   --------------   --------------

NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..............                 --              142           15,884
                                                                 --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $    2,170,921   $   11,700,137   $   25,904,453
                                                                 ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  INSTITUTIONAL GOVERNMENT                  INSTITUTIONAL
                                                                      MONEY MARKET FUND                   MONEY MARKET FUND
                                                               ------------------------------    ---------------------------------
                                                               SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2003    OCTOBER 31,     APRIL 30, 2003      OCTOBER 31,
                                                                  (UNAUDITED)        2002           (UNAUDITED)          2002
                                                               ----------------  ------------    ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD.........................       $369,380,675    $324,271,618     $1,284,031,825    $1,035,644,762
                                                                -------------    ------------     --------------    --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income....................................        2,170,921       6,605,336         11,699,995        16,965,915
   Net realized gain on investments sold....................               --              --                142             6,062
                                                                 ------------    ------------     --------------    --------------
     Net increase in net assets resulting from operations...        2,170,921       6,605,336         11,700,137        16,971,977
                                                                 ------------    ------------     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income..................................       (2,109,964)     (6,605,236)       (11,104,071)      (16,500,610)
                                                                 ------------    ------------     --------------    --------------
   CLASS II SHARES:
     Net investment income..................................          (41,504)            N/A           (495,886)         (443,585)
                                                                 ------------    ------------     --------------    --------------
   CLASS III SHARES:
     Net investment income..................................          (19,454)            N/A           (100,039)          (21,420)
                                                                 ------------    ------------     --------------    --------------

       Total Distributions to shareholders..................       (2,170,922)     (6,605,236)       (11,699,996)      (16,965,615)
                                                                 ------------    ------------     --------------    --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..........      178,005,005      45,108,957      1,522,475,743       248,380,701
                                                                 ------------    ------------     --------------    --------------

   Net increase (decrease)in net assets.....................      178,005,004      45,109,057      1,522,475,884       248,387,063
                                                                 ------------    ------------     --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)..............     $547,385,679    $369,380,675     $2,806,507,709    $1,284,031,825
                                                                 ============    ============     ==============    ==============

(A) Undistributed net investment income.....................     $      5,151    $      5,152     $          659    $          660
                                                                 ============    ============     ==============    ==============

                                                                     INSTITUTIONAL TREASURY
                                                                        MONEY MARKET FUND
                                                               --------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED
                                                                APRIL 30, 2003     OCTOBER 31,
                                                                  (UNAUDITED)         2002
                                                               ----------------  --------------
NET ASSETS AT BEGINNING OF PERIOD...........................    $5,033,350,047   $5,422,419,574
                                                                --------------   --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income....................................        25,888,569       90,024,175
   Net realized gain on investments sold....................            15,884              469
                                                                --------------   --------------
     Net increase in net assets resulting from operations...        25,904,453       90,024,644
                                                                --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income..................................       (25,541,374)     (89,231,939)
                                                                --------------   --------------
   CLASS II SHARES:
     Net investment income..................................            (9,117)            (819)
                                                                --------------   --------------
   CLASS III SHARES:
     Net investment income..................................          (338,044)        (791,417)
                                                                --------------   --------------

       Total Distributions to shareholders..................       (25,888,535)     (90,024,175)
                                                                --------------   --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)..........      (671,115,194)    (389,069,996)
                                                                --------------   --------------

   Net increase (decrease)in net assets.....................      (671,099,276)    (389,069,527)
                                                                --------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)..............    $4,362,250,771   $5,033,350,047
                                                                ==============   ==============

(A) Undistributed net investment income.....................    $       67,756   $       67,722
                                                                ==============   ==============

--------------------------------------------------------
(1)   For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 14 and 15.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     12 - 13

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY



                                                      INSTITUTIONAL GOVERNMENT                              INSTITUTIONAL
                                                         MONEY MARKET FUND                                MONEY MARKET FUND
                                           ------------------------------------------       -------------------------------------
                                                SIX MONTHS ENDED        YEAR ENDED              SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2003          OCTOBER 31,             APRIL 30, 2003       OCTOBER 31,
                                                  (UNAUDITED)              2002                   (UNAUDITED)           2002
                                           --------------------        --------------       ------------------     --------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold.........................           $    814,268,386            $ 802,290,869        $ 3,710,350,200        $4,660,870,880
   Issued to shareholders in
   reinvestment of dividends....                     70,587                   48,452              3,482,354             4,652,321
   Repurchased..................               (699,420,187)            (757,230,364)        (2,460,409,276)       (4,461,266,624)
                                           ----------------            -------------        ---------------        --------------
   Net increase (decrease) in
   shares outstanding...........           $    114,918,786            $  45,108,957        $ 1,253,423,278        $  204,256,577
                                           ================            =============        ===============        ==============
CLASS II SHARES:
   Sold ........................           $     55,192,808                      N/A        $   248,182,333        $  131,927,103
   Issued to shareholders in
   reinvestment of dividends....                     41,503                      N/A                495,887               443,585
   Repurchased .................                (15,645,000)                     N/A            (35,815,067)          (92,942,742)
                                           ----------------            -------------        ---------------        --------------
   Net increase in shares outstanding      $     39,589,311                      N/A        $   212,863,153        $   39,427,946
                                           ================            =============        ===============        ==============
CLASS III SHARES:
   Sold ........................           $     26,357,538                      N/A        $   188,481,885        $   11,695,652
   Issued to shareholders in
   reinvestment of dividends....                     19,453                      N/A                100,039                21,386
   Repurchased .................                 (2,880,083)                     N/A           (132,392,612)           (7,020,860)
                                           ----------------            -------------        ---------------        --------------
   Net increase in shares outstanding      $     23,496,908                      N/A             56,189,312        $    4,696,178
                                           ================            =============        ===============        ==============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ........................                814,268,386              802,290,869          3,710,350,200         4,660,870,880
   Issued to shareholders in
   reinvestment of dividends....                     70,587                   48,452              3,482,354             4,652,321
   Repurchased..................               (699,420,187)            (757,230,364)        (2,460,409,276)       (4,461,266,624)
                                           ----------------            -------------        ---------------        --------------
   Net increase (decrease) in
   shares outstanding ..........                114,918,786               45,108,957          1,253,423,278           204,256,577
                                           ================            =============        ===============        ==============
CLASS II SHARES:
   Sold ........................                 55,192,808                      N/A            248,182,333           131,927,103
   Issued to shareholders in
   reinvestment of dividends....                     41,503                      N/A                495,887               443,585
   Repurchased .................                (15,645,000)                     N/A            (35,815,067)          (92,942,742)
                                           ----------------            -------------        ---------------        --------------
   Net increase in shares outstanding            39,589,311                      N/A            212,863,153            39,427,946
                                           ================            =============        ===============        ==============
CLASS III SHARES:
   Sold ........................                 26,357,538                      N/A            188,481,885            11,695,652
   Issued to shareholders in
   reinvestment of dividends....                     19,453                      N/A                100,039                21,386
   Repurchased .................                 (2,880,083)                     N/A           (132,392,612)           (7,020,860)
                                           ----------------            =============        ---------------        --------------
   Net increase in shares outstanding            23,496,908                      N/A             56,189,312             4,696,178
                                           ================            =============        ===============        ==============



                                                     INSTITUTIONAL TREASURY
                                                       MONEY MARKET FUND
                                           ---------------------------------------
                                              SIX MONTHS ENDED        YEAR ENDED
                                               APRIL 30, 2003          OCTOBER 31,
                                                (UNAUDITED)              2002
                                           -------------------      --------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold.........................           $3,116,894,119           $8,627,587,372
   Issued to shareholders in
   reinvestment of dividends....                3,125,348               10,984,123
   Repurchased..................           (3,807,629,933)          (9,053,591,616)
                                           --------------           --------------
   Net increase (decrease) in
   shares outstanding...........           $ (687,610,466)          $ (415,020,121)
                                           ==============           ==============
CLASS II SHARES:
   Sold ........................           $   16,002,000           $    1,914,000
   Issued to shareholders in
   reinvestment of dividends....                    9,117                      818
   Repurchased .................              (13,008,556)              (1,914,081)
                                           --------------           --------------
   Net increase in shares outstanding      $    3,002,561           $          737
                                           ==============           ==============
CLASS III SHARES:
   Sold ........................           $  128,868,879           $  166,813,932
   Issued to shareholders in
   reinvestment of dividends....                  338,020                  763,784
   Repurchased .................             (115,714,188)            (141,628,328)
                                           --------------           --------------
   Net increase in shares outstanding      $   13,492,711           $   25,949,388
                                           ==============           ==============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ........................            3,116,894,119            8,627,587,291
   Issued to shareholders in
   reinvestment of dividends....                3,125,348               10,984,123
   Repurchased..................           (3,807,629,933)          (9,053,591,616)
                                           --------------           --------------
   Net increase (decrease) in
   shares outstanding ..........             (687,610,466)            (415,020,202)
                                           ==============           ==============
CLASS II SHARES:
   Sold ........................               16,002,000                1,914,000
   Issued to shareholders in
   reinvestment of dividends....                    9,117                      818
   Repurchased .................              (13,008,556)              (1,914,000)
                                           --------------           --------------
   Net increase in shares outstanding           3,002,561                      818
                                           ==============           ==============
CLASS III SHARES:
   Sold ........................              128,868,879              166,813,932
   Issued to shareholders in
   reinvestment of dividends....                  338,020                  763,784
   Repurchased .................             (115,714,188)            (141,628,328)
                                           --------------           --------------
   Net increase in shares outstanding          13,492,711               25,949,388
                                           ==============           ==============




                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     14 - 15

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                      INCOME FROM
                                                       INVESTMENT               LESS
                                                       OPERATIONS           DISTRIBUTIONS
                                                      -----------           -------------



                                NET ASSET                                   DISTRIBUTIONS          NET INCREASE       NET ASSET
                                  VALUE                   NET                 FROM NET              (DECREASE)          VALUE
                                BEGINNING             INVESTMENT             INVESTMENT               IN NET           END OF
                                0F PERIOD             INCOME (A)             INCOME               ASSET VALUE          PERIOD
                                ----------             -----------          -------------          ------------       ---------
CLASS I
4/30/03 (unaudited)              $1.00                   $0.01                 $(0.01)                  $--             $1.00
10/31/02                          1.00                    0.02                  (0.02)                   --              1.00
10/31/01                          1.00                    0.05                  (0.05)                   --              1.00
10/31/00                          1.00                    0.06                  (0.06)                   --              1.00
10/31/99                          1.00                    0.05                  (0.05)                   --              1.00
10/31/98                          1.00                    0.05                  (0.05)                   --              1.00

CLASS II
4/30/03 (unaudited)(1)            1.00                      --(2)                  --(2)                 --              1.00

CLASS III
4/30/03 (unaudited)(1)            1.00                      --(2)                  --(2)                 --              1.00



                                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                     ---------------------------------------------------------------

                                                                        RATIO OF NET            RATIO OF              RATIO OF
                                                                        INVESTMENT             OPERATING            OPERATING
                                                   NET ASSETS             INCOME                EXPENSES              EXPENSES
                                                    END OF               INCLUDING              INCLUDING             EXCLUDING
                                TOTAL               PERIOD              REIMBURSEMENT/         REIMBURSEMENT/       REIMBURSEMENT/
                               RETURN             (IN 000S)                WAIVER                WAIVER               WAIVER
                               ----------         ----------            --------------        ----------------    ------------------
  CLASS I
  4/30/03 (unaudited)             0.57%**           $484,300                  1.14%*                  0.24%*                0.31%*
  10/31/02                        1.71%              369,381                  1.68%                   0.30%                 0.30%
  10/31/01                        4.71%              324,272                  4.55%                   0.27%                 0.34%
  10/31/00                        6.09%              252,482                  5.94%                   0.20%                 0.35%
  10/31/99                        4.92%              222,443                  4.82%                   0.20%                 0.38%
  10/31/98                        5.32%              200,319                  5.17%                   0.20%                 0.36%

  CLASS II
  4/30/03 (unaudited)(1)          0.18%**             39,589                  1.04%*                  0.34%*                0.46%*

  CLASS III
  4/30/03 (unaudited)(1)          0.14%**             23,497                  0.89%*                  0.49%*                0.56%*


-----------------------------------------------
*        Annualized
**       Not Annualized
(1)      The Fund began offering Class II Shares and Class III Shares on February 28,
         2003.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.
(A)      Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2003 (unaudited) and the years ended
         October 31, 2002, 2001, 2000, 1999 and 1998 was $0.01, $0.02, $0.05, $0.06, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the
         Administrator for Class II Shares for the period ended April 30, 2003 (unaudited) was $0.00(2). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
         Class III Shares for the period ended April 30, 2003 (unaudited) was $0.00(2).


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     16 - 17

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      INCOME FROM
                                                       INVESTMENT                LESS
                                                      OPERATIONS            DISTRIBUTIONS
                                                      -----------           -------------



                               NET ASSET                                   DISTRIBUTIONS          NET INCREASE           NET ASSET
                                 VALUE                   NET                 FROM NET              (DECREASE)             VALUE
                               BEGINNING             INVESTMENT             INVESTMENT               IN NET               END OF
                               OF PERIOD             INCOME (A)               INCOME               ASSET VALUE            PERIOD
                               ---------             ----------            -------------          ------------           ---------
CLASS I
4/30/03 (unaudited)             $1.00                   $0.01                 $(0.01)                  $--                $1.00
10/31/02                         1.00                    0.02                  (0.02)                   --                 1.00
10/31/01                         1.00                    0.05                  (0.05)                   --                 1.00
10/31/00(1)                      1.00                    0.03                  (0.03)                   --                 1.00
05/31/00                         1.00                    0.05                  (0.05)                   --                 1.00
05/31/99                         1.00                    0.05                  (0.05)                   --                 1.00
05/31/98(2)                      1.00                    0.03                  (0.03)                   --                 1.00

CLASS II
4/30/03 (unaudited)              1.00                    0.01                  (0.01)                   --                 1.00
10/31/02                         1.00                    0.02                  (0.02)                   --                 1.00
10/31/01(3)                      1.00                    0.03                  (0.03)                   --                 1.00

CLASS III
4/30/03 (unaudited)              1.00                      --(4)                --(4)                   --                 1.00
10/31/02                         1.00                    0.01                  (0.01)                   --                 1.00
10/31/01(3)                      1.00                    0.02                  (0.02)                   --                 1.00







                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -----------------------------------------------------------

                                                                       RATIO OF NET                RATIO OF            RATIO OF
                                                                       INVESTMENT                 OPERATING           OPERATING
                                              NET ASSETS                 INCOME                   EXPENSES            EXPENSES
                                               END OF                   INCLUDING                 INCLUDING           EXCLUDING
                              TOTAL            PERIOD                  REIMBURSEMENT/           REIMBURSEMENT/      REIMBURSEMENT/
                             RETURN           (IN 000S)                   WAIVER                   WAIVER              WAIVER
                             ------           ----------               --------------           --------------      --------------


CLASS I
4/30/03 (unaudited)           0.62%**           $2,493,226                1.24%*                  0.16%*                 0.29%*
10/31/02                      1.72%              1,239,803                1.72%                   0.26%                  0.30%
10/31/01                      4.64%              1,035,540                4.27%                   0.30%                  0.31%
10/31/00(1)                   2.68%**              511,440                6.33%*                  0.29%*                 0.31%*
05/31/00                      5.43%                696,613                5.35%                   0.30%                  0.30%
05/31/99                      5.10%                516,901                4.93%                   0.30%                  0.35%
05/31/98(2)                   5.55%**              302,338                5.36%*                  0.27%*                 0.42%*

CLASS II
4/30/03 (unaudited)           0.56%**              252,344                1.12%*                  0.28%*                 0.44%*
10/31/02                      1.61%                 39,481                1.61%                   0.37%                  0.44%
10/31/01(3)                   2.55%**                   52                4.18%*                  0.39%*                 0.40%*

CLASS III
4/30/03 (unaudited)           0.50%**               60,938                0.99%*                  0.41%*                 0.54%*
10/31/02                      1.51%                  4,748                1.53%                   0.45%                  0.54%
10/31/01(3)                   2.43%**                   52                4.07%*                  0.49%*                 0.50%*


-------------------------------------------
*        Annualized
**       Not Annualized
(1)      The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784
         Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the
         Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
(2)      For the period from commencement of operations beginning on November 5, 1997.
(3)      The Fund began offering Class II Shares and Class III Shares on March 1, 2001.
(4)      Net investment income per share and distributions from net investment income were less than $0.005.
(A)      Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2003 (unaudited), the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.01, $0.02, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
         Class II Shares for the six months ended April 30, 2003 (unaudited), the year ended October 31, 2002 and the period ended
         October 31, 2001 was $0.01, $0.01 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the six months ended April 30, 2003 (unaudited), the year ended October 31, 2002 and the period ended October 31, 2001 was $0.00(4),$0.01 and $0.02, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     18 - 19

INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                     INCOME FROM
                                                      INVESTMENT                LESS
                                                      OPERATIONS            DISTRIBUTIONS
                                                     -----------            -------------


                             NET ASSET                                      DISTRIBUTIONS          NET INCREASE           NET ASSET
                              VALUE                   NET                    FROM NET               (DECREASE)             VALUE
                             BEGINNING             INVESTMENT               INVESTMENT               IN NET               END OF
                             OF PERIOD             INCOME (A)                 INCOME               ASSET VALUE            PERIOD
                             ---------             ----------               -------------          ------------           ---------
CLASS I
4/30/03 (unaudited)           $1.00                   $0.01                 $(0.01)                  $--                  $1.00
10/31/02                       1.00                    0.02                  (0.02)                   --                   1.00
10/31/01                       1.00                    0.05                  (0.05)                   --                   1.00
10/31/00(1)                    1.00                    0.03                  (0.03)                   --                   1.00
05/31/00                       1.00                    0.05                  (0.05)                   --                   1.00
05/31/99                       1.00                    0.05                  (0.05)                   --                   1.00
05/31/98                       1.00                    0.05                  (0.05)                   --                   1.00

CLASS II
4/30/03 (unaudited)            1.00                      --(3)                  --(3)                 --                   1.00
10/31/02                       1.00                    0.02                  (0.02)                   --                   1.00
10/31/01(2)                    1.00                    0.02                  (0.02)                   --                   1.00

CLASS III
4/30/03 (unaudited)            1.00                      --(3)                  --(3)                 --                   1.00
10/31/02                       1.00                    0.01                  (0.01)                   --                   1.00
10/31/01(2)                    1.00                    0.02                  (0.02)                   --                   1.00










                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       --------------------------------------------------------
                                                                       RATIO OF NET               RATIO OF          RATIO OF
                                                                       INVESTMENT                OPERATING         OPERATING
                                                   NET ASSETS            INCOME                  EXPENSES          EXPENSES
                                                    END OF              INCLUDING                INCLUDING         EXCLUDING
                               TOTAL                PERIOD             REIMBURSEMENT/          REIMBURSEMENT/    REIMBURSEMENT/
                              RETURN              (IN 000S)              WAIVER                   WAIVER            WAIVER
                              ------              -----------          --------------          --------------    --------------
CLASS I
4/30/03 (unaudited)           0.54%**             $4,275,651              1.09%*                   0.28%*               0.28%*
10/31/02                      1.69%                4,963,246              1.68%                    0.28%                0.28%
10/31/01                      4.60%                5,378,265              4.44%                    0.28%                0.29%
10/31/00(1)                   2.64%**              4,829,762              6.24%*                   0.27%*               0.29%*
05/31/00                      5.26%                5,022,306              5.15%                    0.30%                0.30%
05/31/99                      4.90%                4,346,037              4.79%                    0.31%                0.31%
05/31/98                      5.36%                4,285,801              5.24%                    0.33%                0.33%

CLASS II
4/30/03 (unaudited)           0.48%**                  3,056              0.99%*                   0.38%*               0.43%*
10/31/02                      1.57%                       53              1.57%                    0.39%                0.39%
10/31/01(2)                   2.48%**                     52              4.34%*                   0.38%*               0.39%*

CLASS III
4/30/03 (unaudited)           0.43%**                 83,544              0.86%*                   0.51%*               0.53%*
10/31/02                      1.47%                   70,051              1.46%                    0.50%                0.53%
10/31/01(2)                   2.43%**                 44,102              4.24%*                  0.48%*                0.53%*


--------------------------------------------------------
 *       Annualized
 **      Not Annualized
 (1)     The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On
         June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the
         Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the
         Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Treasury Money Market Fund.
 (2)     The Fund began offering Class II Shares and Class III Shares on March 1, 2001.
 (3)     Net investment income per share and distributions from net investment income were less than $0.005.
 (A)     Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2003 (unaudited), the years ended October 31, 2002 and 2001 and the period ended October 31, 2000 was $0.01, $0.02, $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for
         Class II Shares for the six months ended April 30, 2003 (unaudited), the year ended October 31, 2002 and the period ended
         October 31, 2001 was $0.00(3), $0.02 and $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class IIIShares for the six months ended April 30, 2003 (unaudited), the year ended October 31, 2002 and the period ended October 31, 2001 was $0.00(3),
         $0.01 and $0.02, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     20 - 21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twelve managed investment portfolios. The Trust has registered for sale shares in four additional investment portfolios which had not commenced operations as of the date of this report. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund (individually, a "Fund," and collectively the "Funds") only.

  Each Fund is authorized to issue three series of shares (Class I Shares, Class II Shares and Class III Shares). Class I Shares, Class II Shares and Class III Shares are substantially the same, except that each series bears the following series-specific expenses: shareholder servicing fees and/or transfer agency charges.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a sub-custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may

NOTES TO FINANCIAL STATEMENTS

transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

3.   INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES AND OTHER FEES

  On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), which served as investment advisor and administrator to the Funds, Colonial Manangement Associates, Inc. ("CMA"), which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"). Each of FIA and CMA was, and Columbia is, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor, administrator and pricing and bookkeeping agent. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds to Columbia.

  The Trust and Columbia are parties to an investment advisory agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of each Fund's average daily net assets. (See Note 4.)

  The Trust and Columbia are also parties to an administration agreement under which Columbia provides services for a fee, computed daily and paid monthly, at the annual rate of 0.067% of the first $30 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports) and 0.05% of combined average daily net assets in excess of $30 billion. Prior to June 5, 2003, Columbia was entitled to receive fees under the administration agreement at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Effective November 15, 2002, Columbia limited the administration fees payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that Columbia was entitled to receive prior to June 5, 2003. Since July 22, 2002, PFPC has served as sub-administrator to the Trust pursuant to an agreement with Columbia.

  Effective January 6, 2003, PFPC Trust Company, a member of The PNC Financial Services Group, serves as the Trust's custodian bank. Prior to such date, FIA provided custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, FIA compensated the Trust's former custodian bank, JPMorgan Chase Bank, for its services.

  Columbia provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with Columbia. PFPC also provides transfer agency services to the Funds pursuant to certain fee arrangements.

  Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC and an indirect wholly-owned subsidiary of The PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Funds. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net assets of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to aggregate annual rates not to exceed (i) 0.15% of the average daily net assets of the outstanding Class II Shares beneficially owned by such customers, and (ii) 0.25% of the average daily net assets of the outstanding Class III Shares beneficially owned by such customers. For the six months ended April 30, 2003, the Funds paid fees under the Services Plan as follows:
                                               SERVICES PLAN
                                               -------------
FUND                                      CLASS II     CLASS III
----                                      --------     ---------
Institutional Government
  Money Market Fund                       $   5,956    $  5,439
Institutional Money Market Fund              67,675      26,108
Institutional Treasury Money Market Fund      1,411      98,626

NOTES TO FINANCIAL STATEMENTS

  Class I, Class II and Class III Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Class I Shares of the Funds also bear additional transfer agency fees in order to compensate PFPC for payments made to Fleet Bank, an affiliate of Columbia, for performing certain sub-account and administrative functions on a per account basis with respect to Class I Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2003, transfer agent charges for each series were as follows:

FUND                                    CLASS I     CLASS II     CLASS III
----                                    -------     --------     ---------
Institutional Government
  Money Market Fund.........            $ 2,443       $  3        $ 11
Institutional
  Money Market Fund.........              3,077         27          27
Institutional Treasury
  Money Market Fund.........             43,900         29         660

  Certain officers of the Trust are officers of Columbia and its affiliates or PFPC. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees of the Trust is also entitled to additional fees for his services in this capacity. These fees are allocated among the Funds of the Trust based on their relative net assets. During the six months ended April 30, 2003, these fees were also allocated among the investment portfolios of Galaxy Fund II and The Galaxy VIP Fund, two related registered investment companies whose portfolios were reorganized into the Liberty Family of Funds during such period.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  Columbia and/or its affiliates and/or PFPC voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. Columbia and/or its affiliates and/or PFPC, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 2003, Columbia and/or its affiliates and/or PFPC waived fees and/or reimbursed expenses with respect to the Funds as follows:
                                                      EXPENSES
FUND                                  FEES WAIVED    REIMBURSED
----                                  -----------    ----------
Institutional Government
  Money Market Fund..........          $ 124,970     $  10,343
Institutional
  Money Market Fund..........          1,185,994            --
Institutional Treasury
  Money Market Fund..........              1,770         9,681

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into sixteen classes of shares each consisting of one or more series of shares.

  Each share represents an equal proportionate interest in the repective Fund, bears the same fees and expenses (except that Class II Shares and Class III Shares of a Fund bear the expense of payments under the Services Plan and Class I Shares, Class II Shares and Class III Shares each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   CAPITAL LOSS CARRYFORWARD

  As of October 31, 2002, the following Fund had a capital loss carryforward:

FUND                                    AMOUNT       EXPIRATION
----                                    ------       ----------
Institutional Government
  Money Market Fund..........          $   5,154          2004

IMPORTANT INFORMATION ABOUT THIS REPORT


    The transfer agent for the Galaxy Institutional Money Market Funds is:

             PFPC, Inc.
             P.O. Box 6520
             Providence RI 02940-6520

    The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC toll-free at 1-866-840-5469 and additional reports will be sent to you.


    Financial advisors who want additional information about the Galaxy Institutional Money Market Funds should contact the distributor:

            Liberty Funds Distributor, Inc.
            One Financial Center
            Boston MA 02111
            800.426.3750.

    This report has been prepared for the shareholders of the Galaxy Institutional Money Market Funds.


















Semiannual report:
Galaxy Institutional Money Market Funds

[GRAPHIC OMITTED]
[GALAXY FUNDS LOGO]

P.O. Box 6520
Providence, RI 02940-6520


   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO.105
   NORTH READING, MA

SAINSMM (07/01/03) 03/1558

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.


(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND
            ------------------------------------------------

By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         -----------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date                       JUNE 26, 2003
            ------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         -----------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date                       JUNE 26, 2003
            ------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         ----------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date                       JUNE 26, 2003
            ------------------------------------------------


* Print the name and title of each signing officer under his or her signature.